Property, plant and equipment	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
10. Property, plant and equipment
Accounting policies
Land and buildings are stated at cost less accumulated depreciation. Freehold land is not depreciated. Leaseholds are generally depreciated over the unexpired period of the lease. Other property, plant and equipment are depreciated on a straight-line basis to estimated residual values over their expected useful lives, and these values and lives are reviewed each year. Subject to these reviews, the estimated useful lives fall within the following ranges: buildings – 10 to 50 years; within plant and equipment casks and containers – 15 to 50 years; other plant and equipment – 5 to 40 years; fixtures and fittings – 5 to 10 years; and returnable bottles and crates – 5 to 10 years.
Reviews are carried out if there is an indication that assets may be impaired, to ensure that property, plant and equipment are not carried at above their recoverable amounts.
Government grants
Government grants are not recognised until there is reasonable assurance that the group will comply with the conditions pursuant to which they have been granted and that the grants will be received. Government grants in respect of property, plant and equipment are deducted from the asset that they relate to, reducing the depreciation expense charged to the income statement.

	Land and buildings £ million	Plant and equipment £ million	Fixtures and fittings £ million	Returnable bottles and crates £ million	Under construction £ million	Total £ million
Cost
At 30 June 2020	2,141	4,868	127	575	549	8,260
Exchange differences	(137)	(322)	(10)	(55)	(34)	(558)
Acquisitions	9	2	—	—	4	15
Sale of businesses	(1)	(3)	—	—	—	(4)
Additions	95	149	9	27	367	647
Disposals	(24)	(126)	(7)	(21)	—	(178)
Transfers	77	146	2	2	(227)	—
At 30 June 2021	2,160	4,714	121	528	659	8,182
Hyperinflation adjustment in respect of Turkey	56	32	2	—	7	97
Exchange differences	107	226	1	11	45	390
Sale of businesses	(4)	(58)	(3)	(19)	(1)	(85)
Additions	230	245	8	41	612	1,136
Disposals	(65)	(122)	(15)	(32)	(3)	(237)
Transfers	177	249	10	13	(449)	—
Reclassification to assets held for sale	(8)	(25)	—	—	—	(33)
At 30 June 2022	2,653	5,261	124	542	870	9,450
Depreciation
30 June 2020	597	2,256	86	395	—	3,334
Exchange differences	(31)	(167)	(8)	(39)	—	(245)
Depreciation charge for the year	110	244	15	29	—	398
Sale of businesses	—	(2)	—	—	—	(2)
Disposals	(18)	(113)	(7)	(14)	—	(152)
At 30 June 2021	658	2,218	86	371	—	3,333
Exchange differences	31	94	1	9	—	135
Depreciation charge for the year	127	277	14	29	—	447
Sale of businesses	(4)	(50)	(2)	(18)	—	(74)
Disposals	(62)	(113)	(13)	(30)	—	(218)
Transfers	5	4	(9)	—	—	—
Reclassification to assets held for sale	(5)	(16)	—	—	—	(21)
At 30 June 2022	750	2,414	77	361	—	3,602
Carrying amount
At 30 June 2022	1,903	2,847	47	181	870	5,848
At 30 June 2021	1,502	2,496	35	157	659	4,849
At 30 June 2020	1,544	2,612	41	180	549	4,926

(a) The net book value of land and buildings comprises freeholds of £1,444 million (2021 – £1,218 million), long leaseholds of £3 million (2021 – £3 million) and short leaseholds of £410 million (2021 – £281 million). Depreciation was not charged on £114 million (2021 – £180 million) of land.
(b) Property, plant and equipment is net of a government grant of £153 million (2021 – £133 million) received in prior years in respect of the construction of a rum distillery in the US Virgin Islands.